Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 48,833	$ 58,646	$ 75,234
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,540	4,114	4,101
Amortization of right-of-use asset	6,895	6,672	6,452
Net gain on sale of other real estate owned	(75)	(355)	(122)
Writedown of other real estate owned	350	143	68
Net gain on securities transactions	(1,383)	0	0
Provision (Credit) for credit losses	2,000	1,250	(341)
Deferred tax expense	1,986	2,156	4,114
Net amortization of securities	1,137	1,734	2,266
Stock based compensation expense	720	103	0
Net (gain) loss on sale of bank premises and equipment	(144)	101	(315)
Decrease (Increase) in taxes receivable	6,351	(79)	4,906
Decrease (Increase) in interest receivable	489	(2,192)	(2,393)
Increase in interest payable	204	3,010	439
Increase in other assets	(6,341)	(5,588)	(8,432)
Decrease in operating lease liabilities	(7,292)	(6,996)	(6,829)
Increase (Decrease) in accrued expenses and other liabilities	1,172	1,410	(522)
Total adjustments	10,609	5,483	3,392
Net cash provided by operating activities	59,442	64,129	78,626
Cash flows from investing activities:
Proceeds from paydowns and calls of securities available for sale	68,119	53,503	68,954
Purchases of securities available for sale	(42,773)	(19,678)	(203,516)
Proceeds from maturities of securities available for sale	70,608	5,008	15,057
Proceeds from paydowns of held to maturity securities	1,052	1,199	2,142
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(304)	(406)	(193)
Net decrease in loans	(97,989)	(269,952)	(296,343)
Proceeds from sale of securities transactions	1,383	0	0
Proceeds from dispositions of other real estate owned	325	2,399	588
Proceeds from dispositions of bank premises and equipment	713	0	470
Purchases of bank premises and equipment	(4,884)	(5,666)	(3,785)
Net cash used in investing activities	(3,750)	(233,593)	(416,626)
Cash flows from financing activities:
Net change in deposits	40,206	157,967	(75,319)
Net change in short-term borrowings	(4,209)	(33,710)	(121,986)
Proceeds from exercise of stock options and related tax benefits	95	0	429
Stock based award tax withholding payments	(193)	0	0
Purchases of treasury stock	(374)	0	(7,004)
Dividends paid	(27,409)	(27,388)	(26,991)
Net cash provided by (used in) financing activities	8,116	96,869	(230,871)
Net (decrease) increase in cash and cash equivalents	63,808	(72,595)	(568,871)
Cash and cash equivalents at beginning of period	578,004	650,599	1,219,470
Cash and cash equivalents at end of period	641,812	578,004	650,599
Cash paid during the year for:
Interest paid	91,173	51,351	6,028
Income taxes paid	8,869	19,064	19,459
Non cash investing and financing activities:
Transfer of loans to real estate owned	2,580	320	2,233
Change in dividends payable	(10)	20	(2)
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	2,946	11,293	(43,513)
Change in deferred tax effect on unrealized (gain) loss on securities available for sale, net of reclassification adjustment	(760)	(2,921)	11,268
Amortization of net actuarial gain and prior service credit on pension and post retirement plans, gross of deferred taxes	(811)	(410)	(1,321)
Change in deferred tax effect of amortization of net actuarial gain and prior service credit on pension and post retirement plans	211	107	343
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes	10,524	7,955	(8,266)
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ (2,734)	$ (2,067)	$ 2,148